THIS FILING LISTS A SECURITY REPORTED ON THE FORM 13F FILED ON AUGUST 15, 2011, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 15, 2011.

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [X]; Amendment Number: 1
          This Amendment (Check only one.):  [ ] is a restatement.
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berkshire Hathaway Inc.
Address:  1440 Kiewit Plaza
          Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Senior Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE            November 14, 2011
--------------------------------  -------------------  -------------------
[Signature]                       [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
28- 5194                  General Re - New England
                          Asset Management, Inc.

================================================================================

                             Form 13F SUMMARY PAGE

Report Summary:


             Number of Other Included Managers:                 3

             Form 13F Information Table Entry Total:            1

             Form 13F Information Table Value Total:  $ 4,263,831

                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

              NO.   FORM 13F FILE NUMBER   NAME
              1.    28-554                 Buffett, Warren E.
              2.    28-718                 National Indemnity Co.
              3.    28-717                 OBH Inc.

                            BERKSHIRE HATHAWAY INC.
                          Form 13F Information Table
                                 June 30, 2011

                                                                               Column 6
                                                                        Investment Discretion
                                                Column 4    Column 5   ------------------------                 Column 8
                                                                                                            Voting Authority
                        Column 2  Column 3       Market     Shares or                     (c)   Column 7 ----------------------
Column 1                Title of   CUSIP         Value      Principal  (a)  (b) Shared- Shared-  Other      (a)      (b)   (c)
Name of Issuer           Class     Number    (In Thousands)  Amount    Sole   Defined    Other  Managers    Sole    Shared None
--------------          -------- ----------- -------------- ---------- ---- ----------- ------- -------- ---------- ------ ----
International Business
 Machines..............   Com    459200 10 1   $4,263,831   24,854,744           X              1, 2, 3  24,854,744
                                               ==========